Accrued Expenses And Other Current Liabilities	12 Months Ended
Jun. 30, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of June 30
	2014	2015
	RMB	RMB
Payable related to employees’ exercise of share-based compensation	-	31,128
Accrued professional service fees	41,291	20,938
Accrued advertising expenses	10,019	18,165
Accrued sales and promotion expenses	11,938	15,310
Accrued training, rental, office, meeting and travel expenses	7,095	11,204
Payable for property and equipment purchases	10,053	5,652
Accrued network support expenses	5,470	3,402
Interest payable	909	455
Others	9,590	8,323
Total	96,365	114,577